UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:  BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality

        Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$6,083,572
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,045,336

		7,128,908
California — 24.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,732,608
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,464,014
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,863
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,800	2,138,400
5.25%, 5/01/33	1,410	1,615,719
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,557,057
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,192,336
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,965,465
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,654,742
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,168,081
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	2,445	2,945,394
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,508,700
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO (concluded):
Election of 2008, Series C, 5.25%, 8/01/39	$2,000	$2,317,560
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,868,546
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	3,078,537
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	5,190	5,638,312
State of California, GO, Various Purpose, 5.00%, 4/01/43	4,500	5,037,030
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,469,992
Various Capital Projects, Series I, 5.50%, 11/01/30	5,000	6,094,100
Various Capital Projects, Series I, 5.50%, 11/01/31	3,130	3,792,684
Various Capital Projects, Series I, 5.50%, 11/01/33	3,000	3,619,530
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,122,416
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	7,580	8,831,382

		83,068,468
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,768,920
5.50%, 11/15/30	565	659,530
5.50%, 11/15/31	675	781,657

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$3,300	$3,778,269

		6,988,376
Florida — 21.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	469,634
City of St. Petersburg Florida Public Utility Revenue, Refunding RB, (NPFGC), 5.00%, 10/01/15 (a)	6,500	6,786,195
County of Broward Florida Airport System, ARB, Series A, AMT, 5.13%, 10/01/38	5,665	6,230,254
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,462,729
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,773,750
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.50%, 10/01/42	3,000	3,431,370
Series B, AMT, 6.25%, 10/01/38	800	976,840
Series B, AMT, 6.00%, 10/01/42	1,060	1,245,458
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,682,695
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	5,107,373
Miami International Airport (AGM), 5.50%, 10/01/41	4,180	4,711,612
5.00%, 10/01/31	5,155	5,723,133
5.00%, 10/01/32	5,000	5,525,450
County of Miami-Dade Florida Seaport Department, RB, Series A, 5.38%, 10/01/33	1,765	2,014,377
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,561,096
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,079,288
Municipal Bonds	Par (000)	Value
Florida (concluded)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	$6,965	$7,853,664

		70,634,918
Hawaii — 0.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	874,088
5.25%, 8/01/26	1,205	1,413,176

		2,287,264
Idaho — 0.0%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	140	140,231
Illinois — 17.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,282,060
Series C, 6.50%, 1/01/41	9,085	11,050,903
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/29	1,125	1,196,426
5.25%, 1/01/33	1,460	1,523,568
City of Chicago Illinois Midway International Airport, Refunding GARB, AMT, 2nd Lien, Series A:
5.50%, 1/01/28	1,000	1,157,100
5.50%, 1/01/29	1,500	1,728,690
5.38%, 1/01/33	2,000	2,239,400
5.00%, 1/01/41	970	1,043,778
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,959,708
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,329,168
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,683,375
Sales Tax Receipts, 5.00%, 12/01/44	2,355	2,646,502
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,244,814
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,469,441
5.50%, 12/01/38	1,980	2,280,802
5.25%, 12/01/43	5,500	6,147,900

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$2,350	$2,748,795
6.00%, 6/01/28	670	786,191
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,639,417
5.25%, 2/01/32	2,320	2,540,354
5.50%, 7/01/33	1,000	1,106,570
5.50%, 7/01/38	700	766,556
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,844,700

		59,416,218
Indiana — 1.0%
Indiana Finance Authority, RB, Private Activity Bond (Ohio River Bridges), Series A, AMT, 5.00%, 7/01/40	460	484,426
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,670,611

		3,155,037
Louisiana — 1.4%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	2,225	2,561,843
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,208,021

		4,769,864
Massachusetts — 1.2%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/26	2,240	2,492,806
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,563,030

		4,055,836
Michigan — 2.3%
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,744,456
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$3,115	$3,982,870

		7,727,326
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,322,383
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,179,338
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,154,500

		4,333,838
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,628,424
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,511,300

		9,139,724
New Jersey — 5.8%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,146,048
5.00%, 1/01/31	1,355	1,501,936
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,460	1,576,800
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,786,240
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	3,040	3,452,680

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A, 5.50%, 6/15/41	$3,030	$3,383,419
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,427,983

		19,275,106
New York — 8.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,845,661
Fiscal 2011, 5.38%, 6/15/43	2,220	2,600,619
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	940	1,082,307
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,664,925
Series A-1, 5.25%, 11/15/39	1,550	1,779,322
New York State Dormitory Authority, Refunding RB, 5.00%, 3/15/42	3,990	4,529,408
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,290,740

		29,792,982
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,480	1,727,441
5.25%, 2/15/31	2,500	2,907,975

		4,635,416
Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,115	1,242,991
Township of Bristol Pennsylvania School District, GO: 5.25%, 6/01/37	2,500	2,843,725
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Township of Bristol Pennsylvania School District, GO (concluded):
5.25%, 6/01/43	$1,100	$1,241,625

		5,328,341
South Carolina — 4.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,414,841
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,434,920
5.50%, 7/01/41	2,500	2,823,000
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,500	2,847,000

		13,519,761
Texas — 18.7%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,714,525
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,996,383
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	753,709
6.50%, 7/01/37	2,380	2,736,072
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	5,142,777
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,727,937
Series H, 5.00%, 11/01/37	1,810	1,958,583
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,558,158
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	7,000	8,254,540
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A (NPFGC), 5.63%, 1/01/33	10,975	12,193,115
Series A (NPFGC), 5.75%, 1/01/40	11,575	12,918,973

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	4

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, 1st Tier System (concluded):
Series B (NPFGC), 5.75%, 1/01/40	$1,000	$1,116,110
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,157,810
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,240,162

		62,468,854
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,055,688
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,688,655

		3,744,343
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,709,936
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,190,592

		4,900,528
Total Municipal Bonds — 122.5%		408,833,722

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.2%
City of Mobile Alabama Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,898,500
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,993,420
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	1,700	2,032,803
Municipal Bonds	Par (000)	Value
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$705	$725,637
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,402,750

		15,128,387
Illinois — 2.9%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	5,000	5,250,300
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,376,282

		9,626,582
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,652,887
Nevada — 6.4%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,591,800
Series B, 5.50%, 7/01/29	8,247	9,680,503

		21,272,303
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,153,171
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,500	1,660,786

		5,813,957
New York — 6.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,597,494

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York (concluded)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$2,300	$2,590,156
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,586,639
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	4,400	5,120,148

		22,894,437
Texas — 1.4%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,762,239
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,503	2,747,448
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)		Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 30.2%		$100,822,963
Total Long-Term Investments (Cost — $459,116,261) — 152.7%		509,656,685

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	1,532,073	1,532,073
Total Short-Term Securities (Cost — $1,532,073) — 0.5%		1,532,073
Total Investments (Cost — $460,648,334*) — 153.2%		511,188,758
Other Assets Less Liabilities — 1.8%		5,992,198
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7%)		(52,450,206)
VMTP Shares, at Liquidation Value — (39.3%)		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		333,730,750

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$408,946,507

Gross unrealized appreciation	50,543,821
Gross unrealized depreciation	(733,586)

Net unrealized appreciation	$49,810,235

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from October 1, 2016 to November 15, 2019 is $4,822,897.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
FFI Institutional Tax-Exempt Fund	4,174,381	(2,642,308)	1,532,073	$282

(e)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	6

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bonds
S/F	Single Family

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(328)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$41,445,875	$42,301

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments )

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$509,656,685	—	$509,656,685
Short-Term Securities	$1,532,073	—	—	1,532,073

Total	$1,532,073	$509,656,685	—	$511,188,758

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$42,301	—	—	$42,301
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	8

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash received for financial futures contracts	$399,000	—	—	$399,000
Liabilities:
TOB trust certificates	—	$(52,432,016)	—	(52,432,016)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$399,000	$(183,432,016)	—	$(183,033,016)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2014	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 23, 2014